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                                                                   March 2, 2001


Securities and Exchange Commission,
   450 Fifth Street, N.W.,
      Washington, D.C. 20549.

               Re:  Prudential MoneyMart Assets, Inc.
                    1933 Act File No.: 2-55301
                    1940 Act File No.: 811-2619
                    ---------------------------------

Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the prospectuses and statement of additional information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A, which was electronically filed with the Commission on February 28, 2001.

     If you have any questions concerning the filing, please contact Deborah Docs at (973) 367-7521.



                                             Very truly yours,


                                            /s/ William G. Farrar
                                            -----------------------